Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Summary of Inventories

(CAD$ in millions)	December 31, 2021	December 31, 2020
Supplies	$797	$757
Raw materials	250	197
Work in process	741	592
Finished products	728	410
	2,516	1,956
Less long-term portion (Note 13)	(126)	(84)
	$2,390	$1,872